INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangible assets consisted of the following:

	December 31, 2023
	Gross Carrying	Accumulated	Net Carrying
	Amount	Amortization	Amount
	US$’000	US$’000	US$’000
Finite-lived intangible assets:
Computer software	472	(439)	33
Patent	208	(208)	-
Total finite-lived intangible assets	680	(647)	33
Indefinite-lived intangible assets:
Trademark and manufacturing license	127,378	-	127,378
Total indefinite-lived intangible assets	127,378	-	127,378
Total intangible assets	128,058	(647)	127,411

	December 31, 2022
	Gross Carrying	Accumulated	Net Carrying
	Amount	Amortization	Amount
	US$’000	US$’000	US$’000
Finite-lived intangible assets:
Computer software	487	(389)	98
Patent	214	(214)	-
Total finite-lived intangible assets	701	(603)	98
Indefinite-lived intangible assets:
Trademark and manufacturing license	131,108	-	131,108
Total indefinite-lived intangible assets	131,108	-	131,108
Total intangible assets	131,809	(603)	131,206

SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE INTANGIBLE ASSETS	As of December 31, 2023, estimated amortization expense relating to the existing intangible assets with finite lives for future periods is as follows:
US$’000

2024	29
2025 and thereafter	4
Total	33